UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2014

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

January 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® New York Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended January 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-5.74%	3.88%	3.39%
Class T (incl. 4.00% sales charge)	-5.69%	3.92%	3.39%
Class B (incl. contingent deferred sales charge) B	-7.17%	3.73%	3.30%
Class C (incl. contingent deferred sales charge) C	-3.50%	3.93%	3.00%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. Returns prior to March 31, 2007 reflect a 0.15% 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® New York Municipal Income Fund - Class A on January 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a very strong start to 2014, municipal bonds struggled during the 12-month period ending January 31, resulting in a -1.07% return for the Barclays® Municipal Bond Index. After holding steady in the early months of the period, the muni market came under severe pressure from May through August. U.S. bonds of all types sold off as the Federal Reserve hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - namely Puerto Rico, Detroit and Illinois - prompted investors to sell muni bonds. The muni market rallied strongly in September and built on that momentum in October, after the Fed delayed tapering and value-seeking investors returned. But munis retreated again in November and December, amid upbeat economic news, the Fed's decision to begin reducing its bond buying in January 2014 and an acceleration of year-end tax-related selling. In January, munis rallied strongly, outperforming most other bonds and equities. Although weak economic data fueled demand for bonds overall, investor flows into munis were particularly strong - against the backdrop of limited supply - as some investors reassessed the asset class and others reinvested the cash from the coupons and principal payments from munis that came due in January.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor® New York Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -1.82%, -1.76%, -2.41% and -2.55%, respectively (excluding sale charges). Meanwhile, the Barclays® New York 4+ Year Enhanced Municipal Bond Index returned -0.91%. The fund's yield-curve positioning detracted. The fund was barbelled, meaning it owned more short-term securities with maturities of five years or less and longer-term bonds with maturities 20 years or more. Longer-term rates rose more than intermediate-term rates, leading to the underperformance of longer-maturity bonds. Another detractor was the fund's underweighting in prepaid gas bonds, which generally outpaced the New York municipal market, helped by their higher yields - which drew investor demand and boosted their total return - and investors' improving sentiment toward the financial institutions that back the bonds. The fund was helped by investments in the Long Island Power Authority (LIPA), which recently was restructured to outsource operations to a private company, PSEG Long Island, with LIPA retaining financial management of the utility. The restructuring involved refinancing a significant portion of LIPA's existing debt, leading to price appreciation of such securities. The fund owned more of the refinanced bonds than did the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	.76%
Actual		$ 1,000.00	$ 1,031.40	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.71%
Actual		$ 1,000.00	$ 1,031.60	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 1,027.50	$ 6.95
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.50%
Actual		$ 1,000.00	$ 1,027.60	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,032.20	$ 2.36
Hypothetical A		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,032.70	$ 2.66
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	21.3	19.6
Special Tax	21.2	21.9
General Obligations	15.1	19.2
Water & Sewer	12.4	11.9
Education	10.9	10.8
Weighted Average Maturity as of January 31, 2014
		6 months ago
Years	5.4	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	8.0	8.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
AAA 11.3%	AAA 11.6%
AA,A 75.1%	AA,A 75.6%
BBB 8.0%	BBB 9.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 94.9%
	Principal Amount (000s)	Value (000s)
New York - 89.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,257
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,433
5% 12/1/22	1,000	1,156
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,568
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,919
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,035
Series 2009 B, 5.25% 2/1/39	1,200	1,239
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,117
5.25% 7/1/18	1,090	1,202
5.25% 7/1/19	1,100	1,231
5.75% 7/1/39	6,500	6,918
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	6,761
5.75% 2/15/47	22,185	23,716
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	924
Series 2006 A, 5.25% 12/1/20 (Pre-Refunded to 6/1/16 @ 100)	17,780	19,780
Series 2006 E, 5% 12/1/17	10,000	10,990
Series 2009 A, 5.25% 4/1/21	1,945	2,155
Series 2012 A, 5% 9/1/42	2,320	2,362
Series 2012 B:
5% 9/1/25	4,000	4,397
5% 9/1/26	10,065	10,850
5% 9/1/27	10,000	10,682
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,573
5% 7/1/25	1,000	1,113
5% 7/1/26	1,150	1,264
5% 7/1/27	1,630	1,784
5% 7/1/28	1,015	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.): - continued
Series 2012 A, 5% 7/1/23	$ 1,000	$ 1,156
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	594
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,129
5% 7/1/22	5,500	5,989
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,223
5% 7/1/22	2,000	2,220
5% 7/1/27	2,155	2,257
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	902
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,308
Series 2005 O:
5% 6/1/22	1,150	1,215
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,188
Series 2008 A1, 5.25% 8/15/27	15,000	16,892
Series 2008 D1, 5.125% 12/1/23	5,000	5,681
Series 2012 A1, 5% 8/1/24	2,400	2,722
Series 2012 G1, 5% 4/1/25	4,300	4,838
5% 4/1/23 (Pre-Refunded to 4/1/16 @ 100)	1,110	1,221
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	1,285	1,414
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,592
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,183
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,128
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,131
Series 2005 D:
5% 6/15/37	16,090	16,583
5% 6/15/38	20,050	20,664
5% 6/15/39	3,755	3,868
5% 6/15/39	2,800	2,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2008 AA, 5% 6/15/27	$ 10,000	$ 10,919
Series 2009 A, 5.75% 6/15/40	10,025	11,209
Series 2009 C, 5% 6/15/44	2,700	2,805
Series 2009 DD, 6% 6/15/40	1,115	1,260
Series 2009 EE, 5.25% 6/15/40	8,500	9,050
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,078
Series 2009 GG, 5.25% 6/15/40	10,000	10,697
Series 2009 GG1, 5.25% 6/15/32	5,000	5,496
Series 2011 EE:
5.375% 6/15/40	2,310	2,513
5.375% 6/15/43	20,035	21,486
5.5% 6/15/43	4,375	4,751
Series 2012 BB, 5.25% 6/15/44	2,330	2,491
Series 2012 CC, 5% 6/15/45	8,000	8,310
Series 2012 FF, 5% 6/15/24	18,240	21,080
Series 2013 CC, 5% 6/15/47	16,000	16,679
Series GG, 5% 6/15/43	2,700	2,809
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,113
Series 2008 S1, 5% 1/15/34	10,000	10,473
Series 2009 S1:
5.5% 7/15/31	5,000	5,552
5.5% 7/15/38	2,900	3,140
5.625% 7/15/38	2,900	3,155
Series 2009 S2, 6% 7/15/38	7,500	8,440
Series 2009 S3:
5.25% 1/15/26	1,000	1,131
5.25% 1/15/39	6,100	6,563
5.375% 1/15/34	13,435	14,794
Series 2009 S4:
5.5% 1/15/34	1,000	1,112
5.5% 1/15/39	6,700	7,396
5.75% 1/15/39	2,900	3,241
Series 2009 S5, 5.25% 1/15/39	10,180	10,835
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,394
Series S1, 5% 7/15/28	9,000	9,931
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2011 A:
5% 11/1/23	$ 2,000	$ 2,312
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15	15
Series 2012 B, 5% 11/1/24	7,500	8,683
Series 2013 F:
5% 2/1/31	6,000	6,573
5% 2/1/32	5,000	5,445
5% 2/1/28	5,850	5,875
5% 2/1/28 (Pre-Refunded to 2/1/14 @ 100)	1,625	1,625
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,841
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	23,637
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,699
Series 2012 A, 5% 5/15/23	2,400	2,778
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,757
5% 12/15/31	10,000	10,692
Series 2006 D:
5% 3/15/20	3,500	3,870
5% 3/15/36	3,320	3,394
Series 2007 A:
5% 3/15/32	3,700	3,933
5% 3/15/37	1,700	1,796
Series 2008 A, 5% 3/15/24	5,000	5,602
Series 2008 B:
5.25% 3/15/38	1,500	1,639
5.75% 3/15/36	10,500	11,944
Series 2009 A:
5% 2/15/34	15,500	16,563
5% 2/15/39	20,355	21,406
5.25% 2/15/23	7,935	9,225
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,554
Series 2012 D:
5% 2/15/24	5,000	5,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2012 D: - continued
5% 2/15/37	$ 7,500	$ 7,968
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205	1,262
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,941
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,228
5% 7/1/37	6,000	6,430
Series 2009 A:
5% 7/1/22	445	508
5% 7/1/23	1,315	1,496
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,165
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,932
5% 7/1/17	2,080	2,246
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,311
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,494
5.5% 5/15/21 (AMBAC Insured)	10,000	11,933
5.5% 5/15/28	2,700	3,179
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	410	420
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,537
5% 7/1/16	1,130	1,241
5% 7/1/20	5,435	5,957
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,420
6% 7/1/40	4,000	4,391
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,448
Series 2008 A, 5.25% 7/1/48	11,930	12,625
Series 2008 B, 5.25% 7/1/48	8,000	8,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	$ 8,085	$ 8,586
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,192
5% 5/1/21	1,315	1,406
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,556
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	990
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,166
5% 7/1/21	1,500	1,724
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,909
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30	30
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,183
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,370
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,119
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,119
5.5% 3/1/39	2,500	2,602
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,327
5% 7/1/39	19,005	19,594
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,298
Series 1:
4% 7/1/21	1,000	1,115
5% 7/1/21	1,000	1,183
5% 7/1/23	1,350	1,552
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,552
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,845
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 F, 5% 3/15/35 (FSA Insured)	$ 5,000	$ 5,130
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,446
Series 2010 A:
5% 7/1/19	1,500	1,724
5% 7/1/21	7,000	7,836
5% 7/1/22	6,000	6,658
5% 7/1/41	12,000	12,797
Series 2011 A:
5% 5/1/18	1,000	1,134
5% 5/1/20	5,590	6,382
5% 5/1/21	3,140	3,572
5% 5/1/22	2,350	2,629
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,440
5% 10/1/20 (FSA Insured)	1,100	1,277
5% 10/1/21 (FSA Insured)	1,000	1,161
5% 10/1/23 (FSA Insured)	1,000	1,143
5% 10/1/24 (FSA Insured)	750	849
Series 2012:
5% 7/1/23	1,000	1,148
5% 7/1/38	1,000	1,044
Series A, 5.75% 7/1/18	5,000	5,399
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	4,825	4,874
Series 2004 D, 5% 2/15/34	12,150	12,330
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	10	10
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	50	51
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,697
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	30,424
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,208
5.625% 11/15/39	6,000	6,512
Series 2009 B, 5% 11/15/34	19,560	20,611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2012 A:
5% 11/15/22	$ 2,500	$ 2,940
5% 11/15/29	17,000	18,831
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.534%, tender 11/1/14 (a)	3,200	3,200
Series 2012 G2, 0.644%, tender 11/1/15 (a)	6,300	6,297
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,376
Series 2005 G, 5% 11/15/21	3,200	3,670
Series 2007 B:
5% 11/15/26	8,185	8,759
5% 11/15/28	2,235	2,363
Series 2008 A, 5.25% 11/15/36	15,000	15,549
Series 2008 B2:
5% 11/15/22	4,000	4,587
5% 11/15/23	5,910	6,694
Series 2008 C, 6.5% 11/15/28	9,670	11,392
Series 2011 A:
5% 11/15/18	1,000	1,165
5% 11/15/22	1,500	1,703
Series 2011 D:
5% 11/15/20	2,000	2,336
5% 11/15/24	6,590	7,310
5% 11/15/25	5,000	5,510
Series 2012 D, 5% 11/15/25	20,000	22,265
Series 2012 E, 5% 11/15/20	3,165	3,696
Series 2012 F:
5% 11/15/21	1,500	1,738
5% 11/15/22	5,000	5,733
5% 11/15/23	7,000	7,929
Series 2012 H:
5% 11/15/24	3,290	3,689
5% 11/15/33	3,505	3,685
5% 11/15/42	4,750	4,872
5.5% 11/15/18	2,000	2,223
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,800
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,490
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	$ 2,050	$ 1,865
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,907
5.25% 1/1/27	6,570	6,954
Series 2007 H:
5% 1/1/21	5,755	6,430
5% 1/1/25	13,000	14,258
5% 1/1/26	4,000	4,367
Series 2013 A, 5% 5/1/19	13,600	15,796
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,336
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,715
5.25% 3/15/25	8,000	8,979
5.25% 3/15/26	12,080	13,522
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,643
Series 2011 A2:
5% 4/1/21	2,385	2,821
5% 4/1/23	6,000	6,850
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,141
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,697
5% 1/1/24 (FSA Insured)	5,975	6,460
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	103
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,072
7.5% 3/1/17 (Escrowed to Maturity)	100	121
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,257
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,009
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	$ 680	$ 698
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,068
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,950
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,078
5.25% 11/15/38	14,500	15,637
Series 2006 A, 5% 11/15/31	965	1,030
Series 2012 B:
0% 11/15/27	2,500	1,440
0% 11/15/28	2,500	1,363
Series 2013 A:
5% 11/15/23	1,785	2,064
5% 11/15/24	4,000	4,543
Series 2013 C:
5% 11/15/26	5,475	6,227
5% 11/15/27	5,660	6,375
5% 11/15/28	5,935	6,625
5% 11/15/29	6,340	7,029
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,055
5.125% 9/1/40	8,055	8,269
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,243
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,218
6% 6/1/41	5,000	5,332
		1,525,371
New York And New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,605
141st Series:
5% 9/1/18 (b)	6,045	6,457
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,880
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,619
163rd Series, 5% 7/15/35	25,000	26,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
166th Series, 5% 1/15/41	$ 5,400	$ 5,684
85th Series, 5.375% 3/1/28	6,280	7,326
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,269
		66,467
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	3,941
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,748
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	939
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,005
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/47 (AMBAC Insured)	2,400	247
Series A, 0% 8/1/54 (AMBAC Insured)	20,000	1,303
		12,183
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,334
5% 10/1/17	2,750	3,028
		7,362
TOTAL MUNICIPAL BONDS (Cost $1,565,446)		1,611,383
Municipal Notes - 0.2%
	Principal Amount (000s)	Value (000s)
New York - 0.2%
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14 (Cost $3,001)	$ 3,000	$ 3,000
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $1,568,447)		1,614,383
NET OTHER ASSETS (LIABILITIES) - 4.9%		83,376
NET ASSETS - 100%		$ 1,697,759
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Transportation	21.3%
Special Tax	21.2%
General Obligations	15.1%
Water & Sewer	12.4%
Education	10.9%
Health Care	6.0%
Others* (Individually Less Than 5%)	13.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,568,447)		$ 1,614,383
Cash		71,178
Receivable for fund shares sold		836
Interest receivable		16,252
Prepaid expenses		3
Other receivables		2
Total assets		1,702,654

Liabilities
Payable for fund shares redeemed	$ 2,350
Distributions payable	1,545
Accrued management fee	509
Transfer agent fee payable	326
Distribution and service plan fees payable	36
Other affiliated payables	80
Other payables and accrued expenses	49
Total liabilities		4,895

Net Assets		$ 1,697,759
Net Assets consist of:
Paid in capital		$ 1,651,322
Undistributed net investment income		248
Accumulated undistributed net realized gain (loss) on investments		253
Net unrealized appreciation (depreciation) on investments		45,936
Net Assets		$ 1,697,759

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,505 ÷ 3,419.2 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class T: Net Asset Value and redemption price per share ($6,696 ÷ 514.0 shares)	$ 13.03

Maximum offering price per share (100/96.00 of $13.03)	$ 13.57
Class B: Net Asset Value and offering price per share ($2,177 ÷ 167.3 shares)A	$ 13.01

Class C: Net Asset Value and offering price per share ($27,948 ÷ 2,147.1 shares)A	$ 13.02

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,596,868 ÷ 122,637.0 shares)	$ 13.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,565 ÷ 1,504.1 shares)	$ 13.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended January 31, 2014

Investment Income
Interest		$ 70,861

Expenses
Management fee	$ 6,708
Transfer agent fees	1,406
Distribution and service plan fees	490
Accounting fees and expenses	340
Custodian fees and expenses	22
Independent trustees' compensation	7
Registration fees	78
Audit	57
Legal	8
Miscellaneous	16
Total expenses before reductions	9,132
Expense reductions	(15)	9,117
Net investment income (loss)		61,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,146
Change in net unrealized appreciation (depreciation) on investment securities		(103,262)
Net gain (loss)		(100,116)
Net increase (decrease) in net assets resulting from operations		$ (38,372)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,744	$ 66,713
Net realized gain (loss)	3,146	3,915
Change in net unrealized appreciation (depreciation)	(103,262)	17,494
Net increase (decrease) in net assets resulting from operations	(38,372)	88,122
Distributions to shareholders from net investment income	(61,679)	(64,026)
Distributions to shareholders from net realized gain	(1,906)	(4,813)
Total distributions	(63,585)	(68,839)
Share transactions - net increase (decrease)	(278,667)	108,499
Redemption fees	8	15
Total increase (decrease) in net assets	(380,616)	127,797

Net Assets
Beginning of period	2,078,375	1,950,578
End of period (including undistributed net investment income of $248 and $94, respectively)	$ 1,697,759	$ 2,078,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.48	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) C	.404	.410	.433	.459	.454
Net realized and unrealized gain (loss)	(.656)	.145	1.130	(.347)	.560
Total from investment operations	(.252)	.555	1.563	.112	1.014
Distributions from net investment income	(.404)	(.393)	(.451)	(.460)	(.454)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.418)	(.425)	(.483)	(.462)	(.454)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Total Return A, B	(1.82)%	4.15%	12.79%	.79%	8.39%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.77%	.77%	.76%	.75%	.77%
Net investment income (loss)	3.07%	3.01%	3.34%	3.54%	3.60%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 54	$ 43	$ 33	$ 35
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 13.57	$ 12.49	$ 12.84	$ 12.28
Income from Investment Operations
Net investment income (loss) C	.411	.418	.437	.463	.459
Net realized and unrealized gain (loss)	(.656)	.143	1.130	(.348)	.561
Total from investment operations	(.245)	.561	1.567	.115	1.020
Distributions from net investment income	(.411)	(.399)	(.455)	(.463)	(.460)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.425)	(.431)	(.487)	(.465)	(.460)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 13.70	$ 13.57	$ 12.49	$ 12.84
Total Return A, B	(1.76)%	4.19%	12.81%	.81%	8.43%
Ratios to Average Net Assets D
Expenses before reductions	.72%	.72%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72%	.72%	.73%	.73%	.73%
Expenses net of all reductions	.72%	.72%	.73%	.73%	.73%
Net investment income (loss)	3.12%	3.06%	3.37%	3.56%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 9	$ 8	$ 9
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 13.55	$ 12.48	$ 12.83	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.324	.326	.350	.376	.372
Net realized and unrealized gain (loss)	(.656)	.145	1.121	(.347)	.571
Total from investment operations	(.332)	.471	1.471	.029	.943
Distributions from net investment income	(.324)	(.309)	(.369)	(.377)	(.373)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.338)	(.341)	(.401)	(.379)	(.373)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.68	$ 13.55	$ 12.48	$ 12.83
Total Return A, B	(2.41)%	3.51%	11.99%	.15%	7.79%
Ratios to Average Net Assets D
Expenses before reductions	1.38%	1.39%	1.39%	1.40%	1.42%
Expenses net of fee waivers, if any	1.38%	1.39%	1.39%	1.40%	1.42%
Expenses net of all reductions	1.38%	1.38%	1.39%	1.40%	1.41%
Net investment income (loss)	2.46%	2.40%	2.71%	2.89%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 4	$ 6
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.48	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) C	.305	.306	.334	.358	.357
Net realized and unrealized gain (loss)	(.656)	.144	1.130	(.347)	.560
Total from investment operations	(.351)	.450	1.464	.011	.917
Distributions from net investment income	(.305)	(.288)	(.352)	(.359)	(.357)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.319)	(.320)	(.384)	(.361)	(.357)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Total Return A, B	(2.55)%	3.35%	11.93%	.01%	7.57%
Ratios to Average Net Assets D
Expenses before reductions	1.52%	1.54%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.52%	1.54%	1.52%	1.53%	1.54%
Expenses net of all reductions	1.52%	1.53%	1.52%	1.53%	1.53%
Net investment income (loss)	2.31%	2.25%	2.58%	2.76%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 37	$ 34	$ 32	$ 29
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.49	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) B	.444	.452	.471	.497	.491
Net realized and unrealized gain (loss)	(.656)	.144	1.120	(.338)	.560
Total from investment operations	(.212)	.596	1.591	.159	1.051
Distributions from net investment income	(.444)	(.434)	(.489)	(.497)	(.491)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.458)	(.466)	(.521)	(.499)	(.491)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.49	$ 12.83
Total Return A	(1.51)%	4.46%	13.02%	1.16%	8.71%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	3.37%	3.32%	3.64%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,597	$ 1,952	$ 1,845	$ 1,604	$ 1,740
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 13.55	$ 12.47	$ 12.82	$ 12.26
Income from Investment Operations
Net investment income (loss) B	.435	.443	.462	.487	.485
Net realized and unrealized gain (loss)	(.655)	.145	1.130	(.347)	.561
Total from investment operations	(.220)	.588	1.592	.140	1.046
Distributions from net investment income	(.436)	(.426)	(.480)	(.488)	(.486)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.450)	(.458)	(.512)	(.490)	(.486)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.68	$ 13.55	$ 12.47	$ 12.82
Total Return A	(1.58)%	4.40%	13.05%	1.01%	8.67%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.53%	.53%	.53%	.52%
Expenses net of fee waivers, if any	.53%	.53%	.53%	.53%	.52%
Expenses net of all reductions	.53%	.52%	.53%	.53%	.52%
Net investment income (loss)	3.31%	3.26%	3.57%	3.76%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 16	$ 14	$ 10
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,812
Gross unrealized depreciation	(17,730)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,082

Tax Cost	$ 1,568,301

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 103
Undistributed long-term capital gain	$ 253
Net unrealized appreciation (depreciation)	$ 46,082

The tax character of distributions paid was as follows:

	January 31, 2014	January 31, 2013
Tax-exempt Income	$ 61,679	$ 64,026
Long-term Capital Gains	1,906	4,813
Total	$ 63,585	$ 68,839

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $142,743 and $436,332, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 125	$ 21
Class T	-%	.25%	20	-*
Class B	.65%	.25%	23	17
Class C	.75%	.25%	322	54
			$ 490	$ 92

* Amount represents four hundred and thirty-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-*
Class B**	6
Class C**	9
$ 18

* Amount represents three hundred forty-three dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 65.13
Class T	6.08
Class B	2.09
Class C	42.13
New York Municipal Income	1,260.07
Institutional Class	31.14
	$ 1,406

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $14 and $1, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2014	2013
From net investment income
Class A	$ 1,529	$ 1,391
Class T	245	254
Class B	62	76
Class C	745	758
New York Municipal Income	58,351	60,933
Institutional Class	747	614
Total	$ 61,679	$ 64,026
From net realized gain
Class A	$ 51	$ 115
Class T	8	21
Class B	3	8
Class C	33	85
New York Municipal Income	1,788	4,535
Institutional Class	23	49
Total	$ 1,906	$ 4,813

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2014	2013	2014	2013
Class A
Shares sold	548	1,322	$ 7,356	$ 18,008
Reinvestment of distributions	87	78	1,147	1,066
Shares redeemed	(1,139)	(649)	(14,850)	(8,823)
Net increase (decrease)	(504)	751	$ (6,347)	$ 10,251
Class T
Shares sold	23	88	$ 302	$ 1,201
Reinvestment of distributions	13	14	173	198
Shares redeemed	(172)	(92)	(2,231)	(1,252)
Net increase (decrease)	(136)	10	$ (1,756)	$ 147
Class B
Shares sold	5	7	$ 74	$ 103
Reinvestment of distributions	3	4	39	48
Shares redeemed	(69)	(49)	(913)	(671)
Net increase (decrease)	(61)	(38)	$ (800)	$ (520)

Annual Report

8. Share Transactions - continued

	Shares		Dollars
Years ended January 31,	2014	2013	2014	2013
Class C
Shares sold	207	581	$ 2,754	$ 7,938
Reinvestment of distributions	38	35	496	484
Shares redeemed	(803)	(443)	(10,489)	(6,063)
Net increase (decrease)	(558)	173	$ (7,239)	$ 2,359
New York Municipal Income
Shares sold	21,041	23,237	$ 275,380	$ 316,771
Reinvestment of distributions	3,200	3,428	41,997	46,812
Shares redeemed	(44,168)	(20,118)	(577,284)	(274,418)
Net increase (decrease)	(19,927)	6,547	$ (259,907)	$ 89,165
Institutional Class
Shares sold	602	688	$ 7,905	$ 9,386
Reinvestment of distributions	29	23	384	321
Shares redeemed	(844)	(191)	(10,907)	(2,610)
Net increase (decrease)	(213)	520	$ (2,618)	$ 7,097

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	03/17/2014	03/14/2014	$0.003
Class T	03/17/2014	03/14/2014	$0.003
Class B	03/17/2014	03/14/2014	$0.003
Class C	03/17/2014	03/14/2014	$0.003

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2014, $3,023,048, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 1.71% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended June 30, 2013, and as a result the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNM-UANN-0314
1.789705.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

New York Municipal Income

Fund - Institutional Class

Annual Report

January 31, 2014

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® New York Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-1.58%	4.98%	4.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® New York Municipal Income Fund - Institutional Class on January 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a very strong start to 2014, municipal bonds struggled during the 12-month period ending January 31, resulting in a -1.07% return for the Barclays® Municipal Bond Index. After holding steady in the early months of the period, the muni market came under severe pressure from May through August. U.S. bonds of all types sold off as the Federal Reserve hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - namely Puerto Rico, Detroit and Illinois - prompted investors to sell muni bonds. The muni market rallied strongly in September and built on that momentum in October, after the Fed delayed tapering and value-seeking investors returned. But munis retreated again in November and December, amid upbeat economic news, the Fed's decision to begin reducing its bond buying in January 2014 and an acceleration of year-end tax-related selling. In January, munis rallied strongly, outperforming most other bonds and equities. Although weak economic data fueled demand for bonds overall, investor flows into munis were particularly strong - against the backdrop of limited supply - as some investors reassessed the asset class and others reinvested the cash from the coupons and principal payments from munis that came due in January.

Comments from Mark Sommer, Portfolio Manager of Fidelity Advisor® New York Municipal Income Fund: For the year, the fund's Institutional Class shares returned -1.58%, while the Barclays® New York 4+ Year Enhanced Municipal Bond Index returned -0.91%. The fund's yield-curve positioning detracted. The fund was barbelled, meaning it owned more short-term securities with maturities of five years or less and longer-term bonds with maturities 20 years or more. Longer-term rates rose more than intermediate-term rates, leading to the underperformance of longer-maturity bonds. Another detractor was the fund's underweighting in prepaid gas bonds, which generally outpaced the New York municipal market, helped by their higher yields - which drew investor demand and boosted their total return - and investors' improving sentiment toward the financial institutions that back the bonds. The fund was helped by investments in the Long Island Power Authority (LIPA), which recently was restructured to outsource operations to a private company, PSEG Long Island, with LIPA retaining financial management of the utility. The restructuring involved refinancing a significant portion of LIPA's existing debt, leading to price appreciation of such securities. The fund owned more of the refinanced bonds than did the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	.76%
Actual		$ 1,000.00	$ 1,031.40	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.71%
Actual		$ 1,000.00	$ 1,031.60	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 1,027.50	$ 6.95
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.50%
Actual		$ 1,000.00	$ 1,027.60	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,032.20	$ 2.36
Hypothetical A		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,032.70	$ 2.66
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	21.3	19.6
Special Tax	21.2	21.9
General Obligations	15.1	19.2
Water & Sewer	12.4	11.9
Education	10.9	10.8
Weighted Average Maturity as of January 31, 2014
		6 months ago
Years	5.4	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	8.0	8.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
AAA 11.3%	AAA 11.6%
AA,A 75.1%	AA,A 75.6%
BBB 8.0%	BBB 9.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 94.9%
	Principal Amount (000s)	Value (000s)
New York - 89.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,257
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,433
5% 12/1/22	1,000	1,156
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,568
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,919
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,035
Series 2009 B, 5.25% 2/1/39	1,200	1,239
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,117
5.25% 7/1/18	1,090	1,202
5.25% 7/1/19	1,100	1,231
5.75% 7/1/39	6,500	6,918
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	6,761
5.75% 2/15/47	22,185	23,716
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	924
Series 2006 A, 5.25% 12/1/20 (Pre-Refunded to 6/1/16 @ 100)	17,780	19,780
Series 2006 E, 5% 12/1/17	10,000	10,990
Series 2009 A, 5.25% 4/1/21	1,945	2,155
Series 2012 A, 5% 9/1/42	2,320	2,362
Series 2012 B:
5% 9/1/25	4,000	4,397
5% 9/1/26	10,065	10,850
5% 9/1/27	10,000	10,682
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,573
5% 7/1/25	1,000	1,113
5% 7/1/26	1,150	1,264
5% 7/1/27	1,630	1,784
5% 7/1/28	1,015	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.): - continued
Series 2012 A, 5% 7/1/23	$ 1,000	$ 1,156
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	594
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,129
5% 7/1/22	5,500	5,989
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,223
5% 7/1/22	2,000	2,220
5% 7/1/27	2,155	2,257
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	902
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,308
Series 2005 O:
5% 6/1/22	1,150	1,215
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,188
Series 2008 A1, 5.25% 8/15/27	15,000	16,892
Series 2008 D1, 5.125% 12/1/23	5,000	5,681
Series 2012 A1, 5% 8/1/24	2,400	2,722
Series 2012 G1, 5% 4/1/25	4,300	4,838
5% 4/1/23 (Pre-Refunded to 4/1/16 @ 100)	1,110	1,221
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	1,285	1,414
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,592
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,183
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,128
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,131
Series 2005 D:
5% 6/15/37	16,090	16,583
5% 6/15/38	20,050	20,664
5% 6/15/39	3,755	3,868
5% 6/15/39	2,800	2,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2008 AA, 5% 6/15/27	$ 10,000	$ 10,919
Series 2009 A, 5.75% 6/15/40	10,025	11,209
Series 2009 C, 5% 6/15/44	2,700	2,805
Series 2009 DD, 6% 6/15/40	1,115	1,260
Series 2009 EE, 5.25% 6/15/40	8,500	9,050
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,078
Series 2009 GG, 5.25% 6/15/40	10,000	10,697
Series 2009 GG1, 5.25% 6/15/32	5,000	5,496
Series 2011 EE:
5.375% 6/15/40	2,310	2,513
5.375% 6/15/43	20,035	21,486
5.5% 6/15/43	4,375	4,751
Series 2012 BB, 5.25% 6/15/44	2,330	2,491
Series 2012 CC, 5% 6/15/45	8,000	8,310
Series 2012 FF, 5% 6/15/24	18,240	21,080
Series 2013 CC, 5% 6/15/47	16,000	16,679
Series GG, 5% 6/15/43	2,700	2,809
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,113
Series 2008 S1, 5% 1/15/34	10,000	10,473
Series 2009 S1:
5.5% 7/15/31	5,000	5,552
5.5% 7/15/38	2,900	3,140
5.625% 7/15/38	2,900	3,155
Series 2009 S2, 6% 7/15/38	7,500	8,440
Series 2009 S3:
5.25% 1/15/26	1,000	1,131
5.25% 1/15/39	6,100	6,563
5.375% 1/15/34	13,435	14,794
Series 2009 S4:
5.5% 1/15/34	1,000	1,112
5.5% 1/15/39	6,700	7,396
5.75% 1/15/39	2,900	3,241
Series 2009 S5, 5.25% 1/15/39	10,180	10,835
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,394
Series S1, 5% 7/15/28	9,000	9,931
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2011 A:
5% 11/1/23	$ 2,000	$ 2,312
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15	15
Series 2012 B, 5% 11/1/24	7,500	8,683
Series 2013 F:
5% 2/1/31	6,000	6,573
5% 2/1/32	5,000	5,445
5% 2/1/28	5,850	5,875
5% 2/1/28 (Pre-Refunded to 2/1/14 @ 100)	1,625	1,625
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,841
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	23,637
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,699
Series 2012 A, 5% 5/15/23	2,400	2,778
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,757
5% 12/15/31	10,000	10,692
Series 2006 D:
5% 3/15/20	3,500	3,870
5% 3/15/36	3,320	3,394
Series 2007 A:
5% 3/15/32	3,700	3,933
5% 3/15/37	1,700	1,796
Series 2008 A, 5% 3/15/24	5,000	5,602
Series 2008 B:
5.25% 3/15/38	1,500	1,639
5.75% 3/15/36	10,500	11,944
Series 2009 A:
5% 2/15/34	15,500	16,563
5% 2/15/39	20,355	21,406
5.25% 2/15/23	7,935	9,225
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,554
Series 2012 D:
5% 2/15/24	5,000	5,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2012 D: - continued
5% 2/15/37	$ 7,500	$ 7,968
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205	1,262
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,941
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,228
5% 7/1/37	6,000	6,430
Series 2009 A:
5% 7/1/22	445	508
5% 7/1/23	1,315	1,496
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,165
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,932
5% 7/1/17	2,080	2,246
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,311
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,494
5.5% 5/15/21 (AMBAC Insured)	10,000	11,933
5.5% 5/15/28	2,700	3,179
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	410	420
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,537
5% 7/1/16	1,130	1,241
5% 7/1/20	5,435	5,957
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,420
6% 7/1/40	4,000	4,391
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,448
Series 2008 A, 5.25% 7/1/48	11,930	12,625
Series 2008 B, 5.25% 7/1/48	8,000	8,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	$ 8,085	$ 8,586
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,192
5% 5/1/21	1,315	1,406
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,556
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	990
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,166
5% 7/1/21	1,500	1,724
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,909
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30	30
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,183
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,370
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,119
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,119
5.5% 3/1/39	2,500	2,602
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,327
5% 7/1/39	19,005	19,594
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,298
Series 1:
4% 7/1/21	1,000	1,115
5% 7/1/21	1,000	1,183
5% 7/1/23	1,350	1,552
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,552
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,845
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 F, 5% 3/15/35 (FSA Insured)	$ 5,000	$ 5,130
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,446
Series 2010 A:
5% 7/1/19	1,500	1,724
5% 7/1/21	7,000	7,836
5% 7/1/22	6,000	6,658
5% 7/1/41	12,000	12,797
Series 2011 A:
5% 5/1/18	1,000	1,134
5% 5/1/20	5,590	6,382
5% 5/1/21	3,140	3,572
5% 5/1/22	2,350	2,629
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,440
5% 10/1/20 (FSA Insured)	1,100	1,277
5% 10/1/21 (FSA Insured)	1,000	1,161
5% 10/1/23 (FSA Insured)	1,000	1,143
5% 10/1/24 (FSA Insured)	750	849
Series 2012:
5% 7/1/23	1,000	1,148
5% 7/1/38	1,000	1,044
Series A, 5.75% 7/1/18	5,000	5,399
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	4,825	4,874
Series 2004 D, 5% 2/15/34	12,150	12,330
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	10	10
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	50	51
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,697
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	30,424
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,208
5.625% 11/15/39	6,000	6,512
Series 2009 B, 5% 11/15/34	19,560	20,611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2012 A:
5% 11/15/22	$ 2,500	$ 2,940
5% 11/15/29	17,000	18,831
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.534%, tender 11/1/14 (a)	3,200	3,200
Series 2012 G2, 0.644%, tender 11/1/15 (a)	6,300	6,297
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,376
Series 2005 G, 5% 11/15/21	3,200	3,670
Series 2007 B:
5% 11/15/26	8,185	8,759
5% 11/15/28	2,235	2,363
Series 2008 A, 5.25% 11/15/36	15,000	15,549
Series 2008 B2:
5% 11/15/22	4,000	4,587
5% 11/15/23	5,910	6,694
Series 2008 C, 6.5% 11/15/28	9,670	11,392
Series 2011 A:
5% 11/15/18	1,000	1,165
5% 11/15/22	1,500	1,703
Series 2011 D:
5% 11/15/20	2,000	2,336
5% 11/15/24	6,590	7,310
5% 11/15/25	5,000	5,510
Series 2012 D, 5% 11/15/25	20,000	22,265
Series 2012 E, 5% 11/15/20	3,165	3,696
Series 2012 F:
5% 11/15/21	1,500	1,738
5% 11/15/22	5,000	5,733
5% 11/15/23	7,000	7,929
Series 2012 H:
5% 11/15/24	3,290	3,689
5% 11/15/33	3,505	3,685
5% 11/15/42	4,750	4,872
5.5% 11/15/18	2,000	2,223
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,800
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,490
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	$ 2,050	$ 1,865
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,907
5.25% 1/1/27	6,570	6,954
Series 2007 H:
5% 1/1/21	5,755	6,430
5% 1/1/25	13,000	14,258
5% 1/1/26	4,000	4,367
Series 2013 A, 5% 5/1/19	13,600	15,796
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,336
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,715
5.25% 3/15/25	8,000	8,979
5.25% 3/15/26	12,080	13,522
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,643
Series 2011 A2:
5% 4/1/21	2,385	2,821
5% 4/1/23	6,000	6,850
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,141
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,697
5% 1/1/24 (FSA Insured)	5,975	6,460
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	103
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,072
7.5% 3/1/17 (Escrowed to Maturity)	100	121
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,257
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,009
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	$ 680	$ 698
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,068
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,950
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,078
5.25% 11/15/38	14,500	15,637
Series 2006 A, 5% 11/15/31	965	1,030
Series 2012 B:
0% 11/15/27	2,500	1,440
0% 11/15/28	2,500	1,363
Series 2013 A:
5% 11/15/23	1,785	2,064
5% 11/15/24	4,000	4,543
Series 2013 C:
5% 11/15/26	5,475	6,227
5% 11/15/27	5,660	6,375
5% 11/15/28	5,935	6,625
5% 11/15/29	6,340	7,029
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,055
5.125% 9/1/40	8,055	8,269
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,243
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,218
6% 6/1/41	5,000	5,332
		1,525,371
New York And New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,605
141st Series:
5% 9/1/18 (b)	6,045	6,457
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,880
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,619
163rd Series, 5% 7/15/35	25,000	26,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
166th Series, 5% 1/15/41	$ 5,400	$ 5,684
85th Series, 5.375% 3/1/28	6,280	7,326
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,269
		66,467
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	3,941
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,748
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	939
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,005
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/47 (AMBAC Insured)	2,400	247
Series A, 0% 8/1/54 (AMBAC Insured)	20,000	1,303
		12,183
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,334
5% 10/1/17	2,750	3,028
		7,362
TOTAL MUNICIPAL BONDS (Cost $1,565,446)		1,611,383
Municipal Notes - 0.2%
	Principal Amount (000s)	Value (000s)
New York - 0.2%
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14 (Cost $3,001)	$ 3,000	$ 3,000
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $1,568,447)		1,614,383
NET OTHER ASSETS (LIABILITIES) - 4.9%		83,376
NET ASSETS - 100%		$ 1,697,759
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Transportation	21.3%
Special Tax	21.2%
General Obligations	15.1%
Water & Sewer	12.4%
Education	10.9%
Health Care	6.0%
Others* (Individually Less Than 5%)	13.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,568,447)		$ 1,614,383
Cash		71,178
Receivable for fund shares sold		836
Interest receivable		16,252
Prepaid expenses		3
Other receivables		2
Total assets		1,702,654

Liabilities
Payable for fund shares redeemed	$ 2,350
Distributions payable	1,545
Accrued management fee	509
Transfer agent fee payable	326
Distribution and service plan fees payable	36
Other affiliated payables	80
Other payables and accrued expenses	49
Total liabilities		4,895

Net Assets		$ 1,697,759
Net Assets consist of:
Paid in capital		$ 1,651,322
Undistributed net investment income		248
Accumulated undistributed net realized gain (loss) on investments		253
Net unrealized appreciation (depreciation) on investments		45,936
Net Assets		$ 1,697,759

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,505 ÷ 3,419.2 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class T: Net Asset Value and redemption price per share ($6,696 ÷ 514.0 shares)	$ 13.03

Maximum offering price per share (100/96.00 of $13.03)	$ 13.57
Class B: Net Asset Value and offering price per share ($2,177 ÷ 167.3 shares)A	$ 13.01

Class C: Net Asset Value and offering price per share ($27,948 ÷ 2,147.1 shares)A	$ 13.02

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,596,868 ÷ 122,637.0 shares)	$ 13.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,565 ÷ 1,504.1 shares)	$ 13.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2014

Investment Income
Interest		$ 70,861

Expenses
Management fee	$ 6,708
Transfer agent fees	1,406
Distribution and service plan fees	490
Accounting fees and expenses	340
Custodian fees and expenses	22
Independent trustees' compensation	7
Registration fees	78
Audit	57
Legal	8
Miscellaneous	16
Total expenses before reductions	9,132
Expense reductions	(15)	9,117
Net investment income (loss)		61,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,146
Change in net unrealized appreciation (depreciation) on investment securities		(103,262)
Net gain (loss)		(100,116)
Net increase (decrease) in net assets resulting from operations		$ (38,372)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,744	$ 66,713
Net realized gain (loss)	3,146	3,915
Change in net unrealized appreciation (depreciation)	(103,262)	17,494
Net increase (decrease) in net assets resulting from operations	(38,372)	88,122
Distributions to shareholders from net investment income	(61,679)	(64,026)
Distributions to shareholders from net realized gain	(1,906)	(4,813)
Total distributions	(63,585)	(68,839)
Share transactions - net increase (decrease)	(278,667)	108,499
Redemption fees	8	15
Total increase (decrease) in net assets	(380,616)	127,797

Net Assets
Beginning of period	2,078,375	1,950,578
End of period (including undistributed net investment income of $248 and $94, respectively)	$ 1,697,759	$ 2,078,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.48	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) C	.404	.410	.433	.459	.454
Net realized and unrealized gain (loss)	(.656)	.145	1.130	(.347)	.560
Total from investment operations	(.252)	.555	1.563	.112	1.014
Distributions from net investment income	(.404)	(.393)	(.451)	(.460)	(.454)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.418)	(.425)	(.483)	(.462)	(.454)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Total Return A, B	(1.82)%	4.15%	12.79%	.79%	8.39%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.77%	.77%	.76%	.75%	.77%
Net investment income (loss)	3.07%	3.01%	3.34%	3.54%	3.60%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 54	$ 43	$ 33	$ 35
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 13.57	$ 12.49	$ 12.84	$ 12.28
Income from Investment Operations
Net investment income (loss) C	.411	.418	.437	.463	.459
Net realized and unrealized gain (loss)	(.656)	.143	1.130	(.348)	.561
Total from investment operations	(.245)	.561	1.567	.115	1.020
Distributions from net investment income	(.411)	(.399)	(.455)	(.463)	(.460)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.425)	(.431)	(.487)	(.465)	(.460)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 13.70	$ 13.57	$ 12.49	$ 12.84
Total Return A, B	(1.76)%	4.19%	12.81%	.81%	8.43%
Ratios to Average Net Assets D
Expenses before reductions	.72%	.72%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72%	.72%	.73%	.73%	.73%
Expenses net of all reductions	.72%	.72%	.73%	.73%	.73%
Net investment income (loss)	3.12%	3.06%	3.37%	3.56%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 9	$ 8	$ 9
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 13.55	$ 12.48	$ 12.83	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.324	.326	.350	.376	.372
Net realized and unrealized gain (loss)	(.656)	.145	1.121	(.347)	.571
Total from investment operations	(.332)	.471	1.471	.029	.943
Distributions from net investment income	(.324)	(.309)	(.369)	(.377)	(.373)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.338)	(.341)	(.401)	(.379)	(.373)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.68	$ 13.55	$ 12.48	$ 12.83
Total Return A, B	(2.41)%	3.51%	11.99%	.15%	7.79%
Ratios to Average Net Assets D
Expenses before reductions	1.38%	1.39%	1.39%	1.40%	1.42%
Expenses net of fee waivers, if any	1.38%	1.39%	1.39%	1.40%	1.42%
Expenses net of all reductions	1.38%	1.38%	1.39%	1.40%	1.41%
Net investment income (loss)	2.46%	2.40%	2.71%	2.89%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 4	$ 6
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.48	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) C	.305	.306	.334	.358	.357
Net realized and unrealized gain (loss)	(.656)	.144	1.130	(.347)	.560
Total from investment operations	(.351)	.450	1.464	.011	.917
Distributions from net investment income	(.305)	(.288)	(.352)	(.359)	(.357)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.319)	(.320)	(.384)	(.361)	(.357)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Total Return A, B	(2.55)%	3.35%	11.93%	.01%	7.57%
Ratios to Average Net Assets D
Expenses before reductions	1.52%	1.54%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.52%	1.54%	1.52%	1.53%	1.54%
Expenses net of all reductions	1.52%	1.53%	1.52%	1.53%	1.53%
Net investment income (loss)	2.31%	2.25%	2.58%	2.76%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 37	$ 34	$ 32	$ 29
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.49	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) B	.444	.452	.471	.497	.491
Net realized and unrealized gain (loss)	(.656)	.144	1.120	(.338)	.560
Total from investment operations	(.212)	.596	1.591	.159	1.051
Distributions from net investment income	(.444)	(.434)	(.489)	(.497)	(.491)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.458)	(.466)	(.521)	(.499)	(.491)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.49	$ 12.83
Total Return A	(1.51)%	4.46%	13.02%	1.16%	8.71%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	3.37%	3.32%	3.64%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,597	$ 1,952	$ 1,845	$ 1,604	$ 1,740
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 13.55	$ 12.47	$ 12.82	$ 12.26
Income from Investment Operations
Net investment income (loss) B	.435	.443	.462	.487	.485
Net realized and unrealized gain (loss)	(.655)	.145	1.130	(.347)	.561
Total from investment operations	(.220)	.588	1.592	.140	1.046
Distributions from net investment income	(.436)	(.426)	(.480)	(.488)	(.486)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.450)	(.458)	(.512)	(.490)	(.486)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.68	$ 13.55	$ 12.47	$ 12.82
Total Return A	(1.58)%	4.40%	13.05%	1.01%	8.67%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.53%	.53%	.53%	.52%
Expenses net of fee waivers, if any	.53%	.53%	.53%	.53%	.52%
Expenses net of all reductions	.53%	.52%	.53%	.53%	.52%
Net investment income (loss)	3.31%	3.26%	3.57%	3.76%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 16	$ 14	$ 10
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,812
Gross unrealized depreciation	(17,730)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,082

Tax Cost	$ 1,568,301

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 103
Undistributed long-term capital gain	$ 253
Net unrealized appreciation (depreciation)	$ 46,082

The tax character of distributions paid was as follows:

	January 31, 2014	January 31, 2013
Tax-exempt Income	$ 61,679	$ 64,026
Long-term Capital Gains	1,906	4,813
Total	$ 63,585	$ 68,839

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $142,743 and $436,332, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 125	$ 21
Class T	-%	.25%	20	-*
Class B	.65%	.25%	23	17
Class C	.75%	.25%	322	54
			$ 490	$ 92

* Amount represents four hundred and thirty-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-*
Class B**	6
Class C**	9
$ 18

* Amount represents three hundred forty-three dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 65.13
Class T	6.08
Class B	2.09
Class C	42.13
New York Municipal Income	1,260.07
Institutional Class	31.14
	$ 1,406

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $14 and $1, respectively.

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2014	2013
From net investment income
Class A	$ 1,529	$ 1,391
Class T	245	254
Class B	62	76
Class C	745	758
New York Municipal Income	58,351	60,933
Institutional Class	747	614
Total	$ 61,679	$ 64,026
From net realized gain
Class A	$ 51	$ 115
Class T	8	21
Class B	3	8
Class C	33	85
New York Municipal Income	1,788	4,535
Institutional Class	23	49
Total	$ 1,906	$ 4,813

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2014	2013	2014	2013
Class A
Shares sold	548	1,322	$ 7,356	$ 18,008
Reinvestment of distributions	87	78	1,147	1,066
Shares redeemed	(1,139)	(649)	(14,850)	(8,823)
Net increase (decrease)	(504)	751	$ (6,347)	$ 10,251
Class T
Shares sold	23	88	$ 302	$ 1,201
Reinvestment of distributions	13	14	173	198
Shares redeemed	(172)	(92)	(2,231)	(1,252)
Net increase (decrease)	(136)	10	$ (1,756)	$ 147
Class B
Shares sold	5	7	$ 74	$ 103
Reinvestment of distributions	3	4	39	48
Shares redeemed	(69)	(49)	(913)	(671)
Net increase (decrease)	(61)	(38)	$ (800)	$ (520)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
Years ended January 31,	2014	2013	2014	2013
Class C
Shares sold	207	581	$ 2,754	$ 7,938
Reinvestment of distributions	38	35	496	484
Shares redeemed	(803)	(443)	(10,489)	(6,063)
Net increase (decrease)	(558)	173	$ (7,239)	$ 2,359
New York Municipal Income
Shares sold	21,041	23,237	$ 275,380	$ 316,771
Reinvestment of distributions	3,200	3,428	41,997	46,812
Shares redeemed	(44,168)	(20,118)	(577,284)	(274,418)
Net increase (decrease)	(19,927)	6,547	$ (259,907)	$ 89,165
Institutional Class
Shares sold	602	688	$ 7,905	$ 9,386
Reinvestment of distributions	29	23	384	321
Shares redeemed	(844)	(191)	(10,907)	(2,610)
Net increase (decrease)	(213)	520	$ (2,618)	$ 7,097

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional class	03/17/2014	03/14/2014	$0.003

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2014, $3,023,048, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 1.71% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended June 30, 2013, and as a result the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASNMI-UANN-0314
1.789706.111

Fidelity®

New York Municipal Income
Fund

Annual Report

January 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® New York Municipal Income Fund	-1.51%	5.04%	4.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New York Municipal Income Fund, a class of the fund, on January 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Despite a very strong start to 2014, municipal bonds struggled during the 12-month period ending January 31, resulting in a -1.07% return for the Barclays® Municipal Bond Index. After holding steady in the early months of the period, the muni market came under severe pressure from May through August. U.S. bonds of all types sold off as the Federal Reserve hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - namely Puerto Rico, Detroit and Illinois - prompted investors to sell muni bonds. The muni market rallied strongly in September and built on that momentum in October, after the Fed delayed tapering and value-seeking investors returned. But munis retreated again in November and December, amid upbeat economic news, the Fed's decision to begin reducing its bond buying in January 2014 and an acceleration of year-end tax-related selling. In January, munis rallied strongly, outperforming most other bonds and equities. Although weak economic data fueled demand for bonds overall, investor flows into munis were particularly strong - against the backdrop of limited supply - as some investors reassessed the asset class and others reinvested the cash from the coupons and principal payments from munis that came due in January.

Comments from Mark Sommer, Portfolio Manager of Fidelity® New York Municipal Income Fund: For the year, the fund's Retail Class shares returned -1.51%, while the Barclays® New York 4+ Year Enhanced Municipal Bond Index returned -0.91%. The fund's yield-curve positioning detracted. The fund was barbelled, meaning it owned more short-term securities with maturities of five years or less and longer-term bonds with maturities 20 years or more. Longer-term rates rose more than intermediate-term rates, leading to the underperformance of longer-maturity bonds. Another detractor was the fund's underweighting in prepaid gas bonds, which generally outpaced the New York municipal market, helped by their higher yields - which drew investor demand and boosted their total return - and investors' improving sentiment toward the financial institutions that back the bonds. The fund was helped by investments in the Long Island Power Authority (LIPA), which recently was restructured to outsource operations to a private company, PSEG Long Island, with LIPA retaining financial management of the utility. The restructuring involved refinancing a significant portion of LIPA's existing debt, leading to price appreciation of such securities. The fund owned more of the refinanced bonds than did the index.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 to January 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value August 1, 2013	Ending Account Value January 31, 2014	Expenses Paid During Period* August 1, 2013 to January 31, 2014
Class A	.76%
Actual		$ 1,000.00	$ 1,031.40	$ 3.89
Hypothetical A		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.71%
Actual		$ 1,000.00	$ 1,031.60	$ 3.64
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.62
Class B	1.36%
Actual		$ 1,000.00	$ 1,027.50	$ 6.95
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.92
Class C	1.50%
Actual		$ 1,000.00	$ 1,027.60	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.64	$ 7.63
New York Municipal Income	.46%
Actual		$ 1,000.00	$ 1,032.20	$ 2.36
Hypothetical A		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,032.70	$ 2.66
Hypothetical A		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of January 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Transportation	21.3	19.6
Special Tax	21.2	21.9
General Obligations	15.1	19.2
Water & Sewer	12.4	11.9
Education	10.9	10.8
Weighted Average Maturity as of January 31, 2014
		6 months ago
Years	5.4	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2014
6 months ago
Years	8.0	8.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of January 31, 2014	As of July 31, 2013
AAA 11.3%	AAA 11.6%
AA,A 75.1%	AA,A 75.6%
BBB 8.0%	BBB 9.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 94.9%
	Principal Amount (000s)	Value (000s)
New York - 89.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.75% 11/15/22	$ 3,000	$ 3,257
Albany Muni. Wtr. Fin. Auth. Series 2011 A:
5% 12/1/20	1,215	1,433
5% 12/1/22	1,000	1,156
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2007 A, 5.75% 5/1/27 (FSA Insured)	5,000	5,568
Series 2008 A, 5.75% 5/1/29 (FSA Insured)	3,535	3,919
Great Neck North Wtr. Auth. Wtr. Sys. Rev. Series 2008, 5% 1/1/38	1,660	1,718
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.):
Series 2009 A, 5% 2/1/14	1,035	1,035
Series 2009 B, 5.25% 2/1/39	1,200	1,239
(Molloy College Proj.) Series 2009:
5% 7/1/17	1,035	1,117
5.25% 7/1/18	1,090	1,202
5.25% 7/1/19	1,100	1,231
5.75% 7/1/39	6,500	6,918
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A:
5.25% 2/15/47	6,525	6,761
5.75% 2/15/47	22,185	23,716
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	924
Series 2006 A, 5.25% 12/1/20 (Pre-Refunded to 6/1/16 @ 100)	17,780	19,780
Series 2006 E, 5% 12/1/17	10,000	10,990
Series 2009 A, 5.25% 4/1/21	1,945	2,155
Series 2012 A, 5% 9/1/42	2,320	2,362
Series 2012 B:
5% 9/1/25	4,000	4,397
5% 9/1/26	10,065	10,850
5% 9/1/27	10,000	10,682
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.):
Series 2010 A:
5% 7/1/24	1,405	1,573
5% 7/1/25	1,000	1,113
5% 7/1/26	1,150	1,264
5% 7/1/27	1,630	1,784
5% 7/1/28	1,015	1,100
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Proj.): - continued
Series 2012 A, 5% 7/1/23	$ 1,000	$ 1,156
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	570	594
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	11,129
5% 7/1/22	5,500	5,989
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,223
5% 7/1/22	2,000	2,220
5% 7/1/27	2,155	2,257
New York City Gen. Oblig.:
Series 2005 A:
5% 8/1/19	845	902
5% 8/1/19 (Pre-Refunded to 8/1/15 @ 100)	2,155	2,308
Series 2005 O:
5% 6/1/22	1,150	1,215
5% 6/1/22 (Pre-Refunded to 6/1/15 @ 100)	2,060	2,188
Series 2008 A1, 5.25% 8/15/27	15,000	16,892
Series 2008 D1, 5.125% 12/1/23	5,000	5,681
Series 2012 A1, 5% 8/1/24	2,400	2,722
Series 2012 G1, 5% 4/1/25	4,300	4,838
5% 4/1/23 (Pre-Refunded to 4/1/16 @ 100)	1,110	1,221
5% 4/1/23 (Pre-Refunded to 4/1/23 @ 100)	1,285	1,414
New York City Health & Hosp. Corp. Rev. Series 2008 A, 5.5% 2/15/21	5,000	5,592
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.):
5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	2,900	3,183
5.25% 11/1/37 (ACA Finl. Guaranty Corp. Insured)	9,590	10,128
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1998 D, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,405	2,131
Series 2005 D:
5% 6/15/37	16,090	16,583
5% 6/15/38	20,050	20,664
5% 6/15/39	3,755	3,868
5% 6/15/39	2,800	2,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2008 AA, 5% 6/15/27	$ 10,000	$ 10,919
Series 2009 A, 5.75% 6/15/40	10,025	11,209
Series 2009 C, 5% 6/15/44	2,700	2,805
Series 2009 DD, 6% 6/15/40	1,115	1,260
Series 2009 EE, 5.25% 6/15/40	8,500	9,050
Series 2009 FF 2, 5.5% 6/15/40	9,295	10,078
Series 2009 GG, 5.25% 6/15/40	10,000	10,697
Series 2009 GG1, 5.25% 6/15/32	5,000	5,496
Series 2011 EE:
5.375% 6/15/40	2,310	2,513
5.375% 6/15/43	20,035	21,486
5.5% 6/15/43	4,375	4,751
Series 2012 BB, 5.25% 6/15/44	2,330	2,491
Series 2012 CC, 5% 6/15/45	8,000	8,310
Series 2012 FF, 5% 6/15/24	18,240	21,080
Series 2013 CC, 5% 6/15/47	16,000	16,679
Series GG, 5% 6/15/43	2,700	2,809
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2007 S1, 5% 7/15/36	3,000	3,113
Series 2008 S1, 5% 1/15/34	10,000	10,473
Series 2009 S1:
5.5% 7/15/31	5,000	5,552
5.5% 7/15/38	2,900	3,140
5.625% 7/15/38	2,900	3,155
Series 2009 S2, 6% 7/15/38	7,500	8,440
Series 2009 S3:
5.25% 1/15/26	1,000	1,131
5.25% 1/15/39	6,100	6,563
5.375% 1/15/34	13,435	14,794
Series 2009 S4:
5.5% 1/15/34	1,000	1,112
5.5% 1/15/39	6,700	7,396
5.75% 1/15/39	2,900	3,241
Series 2009 S5, 5.25% 1/15/39	10,180	10,835
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,394
Series S1, 5% 7/15/28	9,000	9,931
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/22	7,160	8,311
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2011 A:
5% 11/1/23	$ 2,000	$ 2,312
5.5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15	15
Series 2012 B, 5% 11/1/24	7,500	8,683
Series 2013 F:
5% 2/1/31	6,000	6,573
5% 2/1/32	5,000	5,445
5% 2/1/28	5,850	5,875
5% 2/1/28 (Pre-Refunded to 2/1/14 @ 100)	1,625	1,625
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	23,841
New York Convention Ctr. Dev. Corp. Rev. Series 2005, 5% 11/15/44	23,500	23,637
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/22	5,700	6,699
Series 2012 A, 5% 5/15/23	2,400	2,778
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 C:
5% 12/15/22	4,305	4,757
5% 12/15/31	10,000	10,692
Series 2006 D:
5% 3/15/20	3,500	3,870
5% 3/15/36	3,320	3,394
Series 2007 A:
5% 3/15/32	3,700	3,933
5% 3/15/37	1,700	1,796
Series 2008 A, 5% 3/15/24	5,000	5,602
Series 2008 B:
5.25% 3/15/38	1,500	1,639
5.75% 3/15/36	10,500	11,944
Series 2009 A:
5% 2/15/34	15,500	16,563
5% 2/15/39	20,355	21,406
5.25% 2/15/23	7,935	9,225
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	6
Series 2012 A, 5% 12/15/24	10,000	11,554
Series 2012 D:
5% 2/15/24	5,000	5,770
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2012 D: - continued
5% 2/15/37	$ 7,500	$ 7,968
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996:
6% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,205	1,262
6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,941
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,228
5% 7/1/37	6,000	6,430
Series 2009 A:
5% 7/1/22	445	508
5% 7/1/23	1,315	1,496
(Fordham Univ. Proj.) 5.5% 7/1/36	2,000	2,165
(Marymount Manhattan College Proj.) Series 2009:
5% 7/1/15	1,850	1,932
5% 7/1/17	2,080	2,246
(Mental Health Svcs. Proj.) Series 2005 E, 5% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,115	5,311
(New York City Court Facilities Lease Proj.) Series 2005 A:
5.5% 5/15/20	13,000	15,494
5.5% 5/15/21 (AMBAC Insured)	10,000	11,933
5.5% 5/15/28	2,700	3,179
(New York City Gen. Oblig. Proj.) Series B, 6% 7/1/14	410	420
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/14	1,510	1,537
5% 7/1/16	1,130	1,241
5% 7/1/20	5,435	5,957
Series 2007 B, 5.25% 7/1/24	100	107
Series 2011 A:
5.75% 7/1/31	4,000	4,420
6% 7/1/40	4,000	4,391
(New York Univ. Proj.):
Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,448
Series 2008 A, 5.25% 7/1/48	11,930	12,625
Series 2008 B, 5.25% 7/1/48	8,000	8,466
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(North Shore - Long Island Jewish Obligated Group Proj.) Series 2009 A, 5.5% 5/1/37	$ 8,085	$ 8,586
(North Shore Univ. Hosp. Proj.):
Series 2007 A:
5% 5/1/19	2,000	2,192
5% 5/1/21	1,315	1,406
Series 1998, 5.5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,556
(Orange Reg'l. Med. Ctr. Proj.) Series 2008, 6.125% 12/1/29	1,000	990
(Rochester Institute of Technology Proj.) Series 2010:
5% 7/1/20	1,000	1,166
5% 7/1/21	1,500	1,724
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,909
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	35
Series 2002 H, 5.5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30	30
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,183
(St. John's Univ. Proj.) Series 2007 A, 5.25% 7/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,915	19,370
(State Univ. Edl. Facilities Proj.) Series A, 5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,855	9,119
(Teachers College Proj.) Series 2009:
5.375% 3/1/29	2,930	3,119
5.5% 3/1/39	2,500	2,602
(Univ. of Rochester Proj.) Series 2007 A1:
5% 7/1/18	3,000	3,327
5% 7/1/39	19,005	19,594
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,298
Series 1:
4% 7/1/21	1,000	1,115
5% 7/1/21	1,000	1,183
5% 7/1/23	1,350	1,552
Series 2005 B:
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	3,552
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,845
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835	1,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Series 2005 F, 5% 3/15/35 (FSA Insured)	$ 5,000	$ 5,130
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	3,000	3,446
Series 2010 A:
5% 7/1/19	1,500	1,724
5% 7/1/21	7,000	7,836
5% 7/1/22	6,000	6,658
5% 7/1/41	12,000	12,797
Series 2011 A:
5% 5/1/18	1,000	1,134
5% 5/1/20	5,590	6,382
5% 5/1/21	3,140	3,572
5% 5/1/22	2,350	2,629
Series 2012 F:
5% 10/1/19 (FSA Insured)	2,100	2,440
5% 10/1/20 (FSA Insured)	1,100	1,277
5% 10/1/21 (FSA Insured)	1,000	1,161
5% 10/1/23 (FSA Insured)	1,000	1,143
5% 10/1/24 (FSA Insured)	750	849
Series 2012:
5% 7/1/23	1,000	1,148
5% 7/1/38	1,000	1,044
Series A, 5.75% 7/1/18	5,000	5,399
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2004 F, 5% 6/15/34	4,825	4,874
Series 2004 D, 5% 2/15/34	12,150	12,330
New York Envir. Facilities Corp. Poll. Cont. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series E, 6.5% 6/15/14	10	10
(Pooled Ln. Prog.) Series 1993 B, 5.2% 5/15/14	50	51
New York Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series 2008 A, 5% 3/15/34	10,000	10,697
New York Liberty Dev. Corp. Lib (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	30,424
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A:
5.5% 11/15/39	10,400	11,208
5.625% 11/15/39	6,000	6,512
Series 2009 B, 5% 11/15/34	19,560	20,611
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.: - continued
Series 2012 A:
5% 11/15/22	$ 2,500	$ 2,940
5% 11/15/29	17,000	18,831
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.534%, tender 11/1/14 (a)	3,200	3,200
Series 2012 G2, 0.644%, tender 11/1/15 (a)	6,300	6,297
Series 2005 A, 5.5% 11/15/18 (AMBAC Insured)	2,000	2,376
Series 2005 G, 5% 11/15/21	3,200	3,670
Series 2007 B:
5% 11/15/26	8,185	8,759
5% 11/15/28	2,235	2,363
Series 2008 A, 5.25% 11/15/36	15,000	15,549
Series 2008 B2:
5% 11/15/22	4,000	4,587
5% 11/15/23	5,910	6,694
Series 2008 C, 6.5% 11/15/28	9,670	11,392
Series 2011 A:
5% 11/15/18	1,000	1,165
5% 11/15/22	1,500	1,703
Series 2011 D:
5% 11/15/20	2,000	2,336
5% 11/15/24	6,590	7,310
5% 11/15/25	5,000	5,510
Series 2012 D, 5% 11/15/25	20,000	22,265
Series 2012 E, 5% 11/15/20	3,165	3,696
Series 2012 F:
5% 11/15/21	1,500	1,738
5% 11/15/22	5,000	5,733
5% 11/15/23	7,000	7,929
Series 2012 H:
5% 11/15/24	3,290	3,689
5% 11/15/33	3,505	3,685
5% 11/15/42	4,750	4,872
5.5% 11/15/18	2,000	2,223
New York Pwr. Auth. Series 2007 A, 5% 11/15/47 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,800
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	4,355	4,490
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Gen. Oblig. Series 2009 A, 0% 2/15/19	$ 2,050	$ 1,865
New York Thruway Auth. Gen. Rev.:
Series 2005 G:
5% 1/1/32 (FSA Insured)	2,800	2,907
5.25% 1/1/27	6,570	6,954
Series 2007 H:
5% 1/1/21	5,755	6,430
5% 1/1/25	13,000	14,258
5% 1/1/26	4,000	4,367
Series 2013 A, 5% 5/1/19	13,600	15,796
New York Thruway Auth. Hwy. & Bridge Trust Fund Series 2007 B, 5% 4/1/27	6,750	7,336
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A:
5.25% 3/15/24	4,180	4,715
5.25% 3/15/25	8,000	8,979
5.25% 3/15/26	12,080	13,522
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2011 A1, 5% 4/1/22	4,000	4,643
Series 2011 A2:
5% 4/1/21	2,385	2,821
5% 4/1/23	6,000	6,850
New York Urban Dev. Corp. Rev.:
(Econ. Dev. and Hsg. Proj.) Series 2008 A1, 5% 12/15/26	10,000	11,141
Series 2007 A:
5% 1/1/23 (FSA Insured)	6,165	6,697
5% 1/1/24 (FSA Insured)	5,975	6,460
Niagara Falls City Niagara County Pub. Impt. Series 1994:
7.5% 3/1/16 (Escrowed to Maturity)	90	103
7.5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	970	1,072
7.5% 3/1/17 (Escrowed to Maturity)	100	121
7.5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,257
Niagara Falls Pub. Wtr. Auth. Series 2005, 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,009
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,367
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series 2007 B, 5.25% 12/1/32	$ 680	$ 698
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series 2006, 5% 7/1/15	1,005	1,068
Tobacco Settlement Fing. Corp. Series 2013 B, 5% 6/1/22	6,250	6,950
Triborough Bridge & Tunnel Auth. Revs.:
(MTA Bridges and Tunnels Proj.) Series 2008 A:
5% 11/15/37	22,500	24,078
5.25% 11/15/38	14,500	15,637
Series 2006 A, 5% 11/15/31	965	1,030
Series 2012 B:
0% 11/15/27	2,500	1,440
0% 11/15/28	2,500	1,363
Series 2013 A:
5% 11/15/23	1,785	2,064
5% 11/15/24	4,000	4,543
Series 2013 C:
5% 11/15/26	5,475	6,227
5% 11/15/27	5,660	6,375
5% 11/15/28	5,935	6,625
5% 11/15/29	6,340	7,029
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.) Series 2010 A:
5% 9/1/30	5,775	6,055
5.125% 9/1/40	8,055	8,269
Yonkers Gen. Oblig. Series 2005 A, 5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,243
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Sarah Lawrence College Proj.) Series A:
6% 6/1/29	1,130	1,218
6% 6/1/41	5,000	5,332
		1,525,371
New York And New Jersey - 3.9%
Port Auth. of New York & New Jersey:
136th Series, 5.25% 11/1/16 (b)	4,510	4,605
141st Series:
5% 9/1/18 (b)	6,045	6,457
5% 9/1/21 (CIFG North America Insured) (b)	4,600	4,880
147th Series, 5% 10/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,619
163rd Series, 5% 7/15/35	25,000	26,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York And New Jersey - continued
Port Auth. of New York & New Jersey: - continued
166th Series, 5% 1/15/41	$ 5,400	$ 5,684
85th Series, 5.375% 3/1/28	6,280	7,326
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	5,000	5,269
		66,467
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,150	3,941
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,748
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	939
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,005
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/47 (AMBAC Insured)	2,400	247
Series A, 0% 8/1/54 (AMBAC Insured)	20,000	1,303
		12,183
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B:
5% 10/1/16	4,000	4,334
5% 10/1/17	2,750	3,028
		7,362
TOTAL MUNICIPAL BONDS (Cost $1,565,446)		1,611,383
Municipal Notes - 0.2%
	Principal Amount (000s)	Value (000s)
New York - 0.2%
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14 (Cost $3,001)	$ 3,000	$ 3,000
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $1,568,447)		1,614,383
NET OTHER ASSETS (LIABILITIES) - 4.9%		83,376
NET ASSETS - 100%		$ 1,697,759
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Transportation	21.3%
Special Tax	21.2%
General Obligations	15.1%
Water & Sewer	12.4%
Education	10.9%
Health Care	6.0%
Others* (Individually Less Than 5%)	13.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,568,447)		$ 1,614,383
Cash		71,178
Receivable for fund shares sold		836
Interest receivable		16,252
Prepaid expenses		3
Other receivables		2
Total assets		1,702,654

Liabilities
Payable for fund shares redeemed	$ 2,350
Distributions payable	1,545
Accrued management fee	509
Transfer agent fee payable	326
Distribution and service plan fees payable	36
Other affiliated payables	80
Other payables and accrued expenses	49
Total liabilities		4,895

Net Assets		$ 1,697,759
Net Assets consist of:
Paid in capital		$ 1,651,322
Undistributed net investment income		248
Accumulated undistributed net realized gain (loss) on investments		253
Net unrealized appreciation (depreciation) on investments		45,936
Net Assets		$ 1,697,759

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,505 ÷ 3,419.2 shares)	$ 13.02

Maximum offering price per share (100/96.00 of $13.02)	$ 13.56
Class T: Net Asset Value and redemption price per share ($6,696 ÷ 514.0 shares)	$ 13.03

Maximum offering price per share (100/96.00 of $13.03)	$ 13.57
Class B: Net Asset Value and offering price per share ($2,177 ÷ 167.3 shares)A	$ 13.01

Class C: Net Asset Value and offering price per share ($27,948 ÷ 2,147.1 shares)A	$ 13.02

New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,596,868 ÷ 122,637.0 shares)	$ 13.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,565 ÷ 1,504.1 shares)	$ 13.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended January 31, 2014

Investment Income
Interest		$ 70,861

Expenses
Management fee	$ 6,708
Transfer agent fees	1,406
Distribution and service plan fees	490
Accounting fees and expenses	340
Custodian fees and expenses	22
Independent trustees' compensation	7
Registration fees	78
Audit	57
Legal	8
Miscellaneous	16
Total expenses before reductions	9,132
Expense reductions	(15)	9,117
Net investment income (loss)		61,744
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,146
Change in net unrealized appreciation (depreciation) on investment securities		(103,262)
Net gain (loss)		(100,116)
Net increase (decrease) in net assets resulting from operations		$ (38,372)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended January 31, 2014	Year ended January 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 61,744	$ 66,713
Net realized gain (loss)	3,146	3,915
Change in net unrealized appreciation (depreciation)	(103,262)	17,494
Net increase (decrease) in net assets resulting from operations	(38,372)	88,122
Distributions to shareholders from net investment income	(61,679)	(64,026)
Distributions to shareholders from net realized gain	(1,906)	(4,813)
Total distributions	(63,585)	(68,839)
Share transactions - net increase (decrease)	(278,667)	108,499
Redemption fees	8	15
Total increase (decrease) in net assets	(380,616)	127,797

Net Assets
Beginning of period	2,078,375	1,950,578
End of period (including undistributed net investment income of $248 and $94, respectively)	$ 1,697,759	$ 2,078,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.48	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) C	.404	.410	.433	.459	.454
Net realized and unrealized gain (loss)	(.656)	.145	1.130	(.347)	.560
Total from investment operations	(.252)	.555	1.563	.112	1.014
Distributions from net investment income	(.404)	(.393)	(.451)	(.460)	(.454)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.418)	(.425)	(.483)	(.462)	(.454)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Total Return A, B	(1.82)%	4.15%	12.79%	.79%	8.39%
Ratios to Average Net Assets D
Expenses before reductions	.77%	.77%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.76%	.75%	.77%
Expenses net of all reductions	.77%	.77%	.76%	.75%	.77%
Net investment income (loss)	3.07%	3.01%	3.34%	3.54%	3.60%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 54	$ 43	$ 33	$ 35
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.70	$ 13.57	$ 12.49	$ 12.84	$ 12.28
Income from Investment Operations
Net investment income (loss) C	.411	.418	.437	.463	.459
Net realized and unrealized gain (loss)	(.656)	.143	1.130	(.348)	.561
Total from investment operations	(.245)	.561	1.567	.115	1.020
Distributions from net investment income	(.411)	(.399)	(.455)	(.463)	(.460)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.425)	(.431)	(.487)	(.465)	(.460)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.03	$ 13.70	$ 13.57	$ 12.49	$ 12.84
Total Return A, B	(1.76)%	4.19%	12.81%	.81%	8.43%
Ratios to Average Net Assets D
Expenses before reductions	.72%	.72%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.72%	.72%	.73%	.73%	.73%
Expenses net of all reductions	.72%	.72%	.73%	.73%	.73%
Net investment income (loss)	3.12%	3.06%	3.37%	3.56%	3.64%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 9	$ 8	$ 9
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 13.55	$ 12.48	$ 12.83	$ 12.26
Income from Investment Operations
Net investment income (loss) C	.324	.326	.350	.376	.372
Net realized and unrealized gain (loss)	(.656)	.145	1.121	(.347)	.571
Total from investment operations	(.332)	.471	1.471	.029	.943
Distributions from net investment income	(.324)	(.309)	(.369)	(.377)	(.373)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.338)	(.341)	(.401)	(.379)	(.373)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.68	$ 13.55	$ 12.48	$ 12.83
Total Return A, B	(2.41)%	3.51%	11.99%	.15%	7.79%
Ratios to Average Net Assets D
Expenses before reductions	1.38%	1.39%	1.39%	1.40%	1.42%
Expenses net of fee waivers, if any	1.38%	1.39%	1.39%	1.40%	1.42%
Expenses net of all reductions	1.38%	1.38%	1.39%	1.40%	1.41%
Net investment income (loss)	2.46%	2.40%	2.71%	2.89%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 3	$ 4	$ 4	$ 6
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.48	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) C	.305	.306	.334	.358	.357
Net realized and unrealized gain (loss)	(.656)	.144	1.130	(.347)	.560
Total from investment operations	(.351)	.450	1.464	.011	.917
Distributions from net investment income	(.305)	(.288)	(.352)	(.359)	(.357)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.319)	(.320)	(.384)	(.361)	(.357)
Redemption fees added to paid in capital C,E	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.48	$ 12.83
Total Return A, B	(2.55)%	3.35%	11.93%	.01%	7.57%
Ratios to Average Net Assets D
Expenses before reductions	1.52%	1.54%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.52%	1.54%	1.52%	1.53%	1.54%
Expenses net of all reductions	1.52%	1.53%	1.52%	1.53%	1.53%
Net investment income (loss)	2.31%	2.25%	2.58%	2.76%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 37	$ 34	$ 32	$ 29
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - New York Municipal Income

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.69	$ 13.56	$ 12.49	$ 12.83	$ 12.27
Income from Investment Operations
Net investment income (loss) B	.444	.452	.471	.497	.491
Net realized and unrealized gain (loss)	(.656)	.144	1.120	(.338)	.560
Total from investment operations	(.212)	.596	1.591	.159	1.051
Distributions from net investment income	(.444)	(.434)	(.489)	(.497)	(.491)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.458)	(.466)	(.521)	(.499)	(.491)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.02	$ 13.69	$ 13.56	$ 12.49	$ 12.83
Total Return A	(1.51)%	4.46%	13.02%	1.16%	8.71%
Ratios to Average Net Assets C
Expenses before reductions	.46%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.46%	.47%	.47%	.47%	.48%
Expenses net of all reductions	.46%	.46%	.47%	.47%	.47%
Net investment income (loss)	3.37%	3.32%	3.64%	3.82%	3.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,597	$ 1,952	$ 1,845	$ 1,604	$ 1,740
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended January 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.68	$ 13.55	$ 12.47	$ 12.82	$ 12.26
Income from Investment Operations
Net investment income (loss) B	.435	.443	.462	.487	.485
Net realized and unrealized gain (loss)	(.655)	.145	1.130	(.347)	.561
Total from investment operations	(.220)	.588	1.592	.140	1.046
Distributions from net investment income	(.436)	(.426)	(.480)	(.488)	(.486)
Distributions from net realized gain	(.014)	(.032)	(.032)	(.002)	-
Total distributions	(.450)	(.458)	(.512)	(.490)	(.486)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 13.01	$ 13.68	$ 13.55	$ 12.47	$ 12.82
Total Return A	(1.58)%	4.40%	13.05%	1.01%	8.67%
Ratios to Average Net Assets C
Expenses before reductions	.53%	.53%	.53%	.53%	.52%
Expenses net of fee waivers, if any	.53%	.53%	.53%	.53%	.52%
Expenses net of all reductions	.53%	.52%	.53%	.53%	.52%
Net investment income (loss)	3.31%	3.26%	3.57%	3.76%	3.85%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 23	$ 16	$ 14	$ 10
Portfolio turnover rate	8%	16%	11%	10%	4%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, New York Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative

Annual Report

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,812
Gross unrealized depreciation	(17,730)
Net unrealized appreciation (depreciation) on securities and other investments	$ 46,082

Tax Cost	$ 1,568,301

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 103
Undistributed long-term capital gain	$ 253
Net unrealized appreciation (depreciation)	$ 46,082

The tax character of distributions paid was as follows:

	January 31, 2014	January 31, 2013
Tax-exempt Income	$ 61,679	$ 64,026
Long-term Capital Gains	1,906	4,813
Total	$ 63,585	$ 68,839

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $142,743 and $436,332, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 125	$ 21
Class T	-%	.25%	20	-*
Class B	.65%	.25%	23	17
Class C	.75%	.25%	322	54
			$ 490	$ 92

* Amount represents four hundred and thirty-six dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	-*
Class B**	6
Class C**	9
$ 18

* Amount represents three hundred forty-three dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 65.13
Class T	6.08
Class B	2.09
Class C	42.13
New York Municipal Income	1,260.07
Institutional Class	31.14
	$ 1,406

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $14 and $1, respectively.

Annual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended January 31,	2014	2013
From net investment income
Class A	$ 1,529	$ 1,391
Class T	245	254
Class B	62	76
Class C	745	758
New York Municipal Income	58,351	60,933
Institutional Class	747	614
Total	$ 61,679	$ 64,026
From net realized gain
Class A	$ 51	$ 115
Class T	8	21
Class B	3	8
Class C	33	85
New York Municipal Income	1,788	4,535
Institutional Class	23	49
Total	$ 1,906	$ 4,813

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended January 31,	2014	2013	2014	2013
Class A
Shares sold	548	1,322	$ 7,356	$ 18,008
Reinvestment of distributions	87	78	1,147	1,066
Shares redeemed	(1,139)	(649)	(14,850)	(8,823)
Net increase (decrease)	(504)	751	$ (6,347)	$ 10,251
Class T
Shares sold	23	88	$ 302	$ 1,201
Reinvestment of distributions	13	14	173	198
Shares redeemed	(172)	(92)	(2,231)	(1,252)
Net increase (decrease)	(136)	10	$ (1,756)	$ 147
Class B
Shares sold	5	7	$ 74	$ 103
Reinvestment of distributions	3	4	39	48
Shares redeemed	(69)	(49)	(913)	(671)
Net increase (decrease)	(61)	(38)	$ (800)	$ (520)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Shares		Dollars
Years ended January 31,	2014	2013	2014	2013
Class C
Shares sold	207	581	$ 2,754	$ 7,938
Reinvestment of distributions	38	35	496	484
Shares redeemed	(803)	(443)	(10,489)	(6,063)
Net increase (decrease)	(558)	173	$ (7,239)	$ 2,359
New York Municipal Income
Shares sold	21,041	23,237	$ 275,380	$ 316,771
Reinvestment of distributions	3,200	3,428	41,997	46,812
Shares redeemed	(44,168)	(20,118)	(577,284)	(274,418)
Net increase (decrease)	(19,927)	6,547	$ (259,907)	$ 89,165
Institutional Class
Shares sold	602	688	$ 7,905	$ 9,386
Reinvestment of distributions	29	23	384	321
Shares redeemed	(844)	(191)	(10,907)	(2,610)
Net increase (decrease)	(213)	520	$ (2,618)	$ 7,097

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity New York Municipal Trust and Shareholders of Fidelity New York Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Income Fund (the Fund), a fund of Fidelity New York Municipal Trust, including the schedule of investments, as of January 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity New York Municipal Income Fund as of January 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Retail Class	03/17/2014	03/14/2014	$0.003

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2014, $3,023,048, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 1.71% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended June 30, 2013, and as a result the Board will continue to discuss with FMR the steps it is taking to address the fund's performance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity New York Municipal Income Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class T, Class B, Institutional Class, and the retail class ranked below its competitive median for 2012 and the total expense ratio of Class C ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds with Class C. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class C was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

NFY-UANN-0314
1.789711.111

Item 2. Code of Ethics

As of the end of the period, January 31, 2014, Fidelity New York Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity New York Municipal Income Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$43,000	$-	$4,700	$900

January 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Income Fund	$44,000	$-	$4,700	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2014A	January 31, 2013A
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$795,000	$735,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2014 A	January 31, 2013 A
Deloitte Entities	$1,690,000	$1,675,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2014